Employee Benefits - Summary of Net Defined Benefit Liability (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Net defined benefit liability	$ 7,090	$ 7,258
Defined Benefit Obligation [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of unfunded obligation	7,245	7,457
Fair Value of Plan Assets [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Less: fair value of plan assets	$ (155)	$ (199)